Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Effective August 16, 2012, our sponsor entered into a services agreement (the “Services Agreement”) with our General Partner, Hi-Crush Services LLC (“Hi-Crush Services”) and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to the Partnership to assist in operating the Partnership’s business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, administrative, rent and other expenses for individuals and entities that perform services for the Partnership. Hi-Crush Services and its affiliates will not be liable to the Partnership for its performance of services under the Services Agreement, except for liabilities resulting from gross negligence. During the years ended December 31, 2016, 2015 and 2014, the Partnership incurred $4,938, $5,260 and $9,730, respectively, of management and administrative service expenses from Hi-Crush Services.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other.
As of December 31, 2016 and 2015, an outstanding balance of $118,641 and $223,908, respectively, payable to our sponsor is maintained as a current liability under the caption “Due to sponsor”. The December 31, 2015, balance was primarily related to construction advances made to Blair and Whitehall. On August 31, 2016, $120,950 of sponsor advances were converted into capital. The December 31, 2016 balance was primarily related to construction advances made to Whitehall.
During the years ended December 31, 2015 and 2014, the Partnership purchased $2,754 and $1,385, respectively, of sand from Goose Landing, LLC, a wholly owned subsidiary of Northern Frac Proppants II, LLC, which is reflected in cost of goods sold. During the year ended December 31, 2016, the Partnership did not purchase any sand from Goose Landing, LLC. The father of Mr. Alston, who is a director of our General Partner, owned a beneficial equity interest in Northern Frac Proppants II, LLC.
On September 8, 2016, the Partnership entered into an agreement to form PropX, which is accounted for as an equity method investment. Through December 31, 2016, the Partnership has invested $10,232 into PropX. During the year ended December 31, 2016, the Partnership purchased $1,566 of equipment from PropX, which is reflected in property, plant and equipment. As of December 31, 2016, the Partnership had accounts payable of $1,553 to PropX for equipment, which is reflected in accounts payable on our Consolidated Balance Sheet. In addition to equipment purchases, we incurred $124 of lease expenses for the use of PropX equipment, which is reflected in cost of goods.
During the years ended December 31, 2016, 2015 and 2014, the Partnership engaged in multiple construction projects and purchased equipment, machinery and component parts from various vendors that were represented by Alston Environmental Company, Inc. or Alston Equipment Company (“Alston Companies”), which regularly represent vendors in such transactions. The vendors in question paid a commission to the Alston Companies in an amount that is unknown to the Partnership. The sister of Mr. Alston, who is a member of our Board of Directors and through October 28, 2016 was our general partner's Chief Operating Officer, has an ownership interest in the Alston Companies. The Partnership has not paid any sum directly to the Alston Companies and Mr. Alston has represented to the Partnership that he received no compensation from the Alston Companies related to these transactions.